Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Finite-lived intangible assets
Accumulated amortization	¥ (6,195)	¥ (10,342)
Amortization of intangible assets	1,064	1,389	¥ 2,657
Impairment loss of intangible assets	¥ 3,918	¥ 0	¥ 5,377
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Intangible Assets, Net (Excluding Goodwill)
Gross carrying amount	¥ 29,557	¥ 34,689
Impairment amount	(5,965)	(7,185)
Net carrying amount	17,397	17,162		$ 2,383
Expected amortization expense relating to the existing intangible assets
2025	504
2026	391
2027	292
2028	95
2029	95
Thereafter	514
Net carrying amount	1,891
Customer relationship
Finite-lived intangible assets
Gross carrying amount	1,377	1,347
Accumulated amortization	(605)	(592)
Impairment amount	¥ (772)	¥ (755)
Software
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Gross carrying amount	¥ 3,765	¥ 3,867
Accumulated amortization	(3,657)	(3,544)
Net carrying amount	108	323
Brand
Finite-lived intangible assets
Gross carrying amount	2,327	2,278
Accumulated amortization	(1,471)	(1,015)
Net carrying amount	¥ 856	¥ 1,263
License
Finite-lived intangible assets
Weighted-average amortization period	15 years	15 years		15 years
Gross carrying amount	¥ 1,389	¥ 22,359
Accumulated amortization	(462)	(5,191)
Impairment amount		(3,600)
Net carrying amount	¥ 927	¥ 13,568
Crypto assets
Finite-lived intangible assets
Weighted-average amortization period	0 years	0 years		0 years
Indefinite-Lived Intangible Assets (Excluding Goodwill)
Gross carrying amount	¥ 20,699	¥ 4,838
Impairment amount	(5,193)	(2,830)
Net carrying amount	¥ 15,506	¥ 2,008
Minimum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Minimum | Brand
Finite-lived intangible assets
Weighted-average amortization period	8 years	8 years		8 years
Maximum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months		5 years 6 months
Maximum | Brand
Finite-lived intangible assets
Weighted-average amortization period	10 years	10 years		10 years